Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions And Balances Tables Abstract
Schedule of related party transactions

		For the year ended December 31,
	Relationship with the Group	2018	2017	2016
Transaction and service fee
Hainan International Tourism Industry Finance Leasing Co., Ltd.	Shares owned by the Founder of the Group	$-	$77,713	$445,721
Shanghai ZhongFeng Commercial Finance Co., Ltd.	Shares owned by the Founder of the Group	139,149	-	35,573
Yingtai Finance Leasing (Shenzhen) Co., Ltd.	Shares owned by the Founder of the Group	1,373,597	-	-
Shanghai Fengchao Business Services Co., Ltd.	Shares owned by the Founder of the Group	259,922	-	-
Beijing Fengchao Business Services Co., Ltd.	Shares owned by the Founder of the Group	131,257	-	-
Xiamen Danxia Real Estate Marketing Planning Co., Ltd.	Shares owned by the Founder of the Group	80,742	-	-
Liaoning Kai Yuan Finance Leasing Co., Ltd.	Shares owned by the Founder of the Group	50,826
Shenzhen Guozuhaifeng Finance Co., Ltd.	Shares owned by the Founder of the Group	-	9,947	24,792
Shenzhen Yuanchang Jewelry Co., Ltd.	Shares owned by the Founder of the Group	-	-	594,060
China Finance Leasing Co., Ltd. *This entity was no longer treated as a related party since October 26, 2018, as Mr. Nan Xiao resigned from Yinghua Wealth	Key management positions held by the same person	1,169,783	-	7,273
Shenzhen Qiyuantianxia Technology Co., Ltd.	Shares owned by the Founder of the Group	-	-	65,767
Junling Property Consultant (Shanghai) Co., Ltd.	Shares owned by the Founder of the Group	-	-	-
Beijing Kai Yuan Finance Leasing Co., Ltd.	Shares owned by the Founder of the Group	3,067,693	-	2,899
Others	Shares owned by the Founder of the Group	444	-	19
		$6,273,413	$87,660	$1,176,104

		For the year ended December 31,
	Relationship with the Group	2018	2017	2016
Commission fee
Xianfeng Technology Asset Management (Dalian) Co., Ltd.	Shares owned by the Founder of the Group	$-	$1,099,130	$-
Junling Property Consultant (Shanghai) Co., Ltd.	Shares owned by the Founder of the Group	241,148	327,260	440,089
Shanghai Heyi Internet Information Services Co., Ltd.	Shares owned by the Founder of the Group	-	-	461,068
Net Credit Media Co., Ltd.	Shares owned by the Founder of the Group	-	-	296,418
Liaoning Kai Yuan Finance Leasing Co., Ltd.	Shares owned by the Founder of the Group	192,391	-	-
Beijing Kunlun Wealth Investment Management Co., Ltd.	Shares owned by the Founder of the Group	396,201	-	-
Beijing Kai Yuan Finance Leasing Co., Ltd.	Shares owned by the Founder of the Group	362,181	-	-
Shanghai Jinmao Asset Management Co., Ltd.	Key management positions held by the same person	410,855	961,947	-
Shenzhen Lianhe Currency Wealth Management (Shanghai) Co., Ltd.	Key management positions held by the same person	22,191	1,150,279	-
Others	Shares owned by the Founder of the Group/key management positions held by the same person	1,975	90,232	-
		$1,626,942	$3,628,848	$1,197,575

		For the year ended December 31,
	Relationship with the Group	2018	2017	2016
Other revenue
Beijing Yilian Information Technology Services Co., Ltd.	Key management positions held by the same person	$-	$55,592	$-
Net Credit Group Co., Ltd.	Key management positions held by the same person	-	46,973	-
Net Credit Media Co., Ltd.	Shares owned by the Founder of the Group	-	-	33,935
Shanghai Fengchao Business Services Co., Ltd.	Shares owned by the Founder of the Group	7,039	-	-
Others	Shares owned by the Founder of the Group/key management positions held by the same person	-	47,136	-
		$7,039	$149,701	$33,935

		For the year ended December 31,
	Relationship with the Group	2018	2017	2016
Office Rental
Beijing Xiaoyunhuayuan Properties Co., Ltd. *This entity was no longer treated as a related party since the entity was disposed by Mr. Zhenxin Zhang in April 2017	Shares owned by the Founder of the Group	$-	$730,488	$2,120,207
Others	Shares owned by the Founder of the Group	2,693	180	16,015
		$2,693	$730,668	$2,136,222
Commission Fee
Shanghai Jinmao Asset Management Co., Ltd.	Key management positions held by the same person	$19,816,131	$11,133,735	$-
Shenzhen Lianhe Currency Wealth Management (Shanghai) Co., Ltd.	Key management positions held by the same person	30,019,871	18,583,182	-
Jiangsu Shanghutong Capital Holding Co., Ltd.	Key management positions held by the same person	228,521	1,232,698	545,976
Beijing Caiyitong Investment Co., Ltd	Key management positions held by the same person	119,835	263,445	-
Beijing Lianhe Hengrui Investment Management Co., Ltd. *This entity was no longer treated as a related party since the entity was disposed by Mr. Zhenxin Zhang in June, 2017	Shares owned by the Founder of the Group	-	35,591	506,750
Shenzhen Lianhe Currency Wealth Management Co., Ltd.	Shares owned by the Founder of the Group	-	-	5,200,453
Beijing Net Credit Zhongchou Technology Co., Ltd	Shares owned by the Founder of the Group/key management positions held by the same person	181,969	-	7,980
Others	Shares owned by the Founder of the Group/key management positions held by same person	82,642	314,139	1,320,382
		$50,448,969	$31,562,790	$7,581,541
System Operation and Maintenance Expenses
Net Credit Yunxing Technology Co., Ltd.	Key management positions held by the same person	4,057,045	3,980,726	4,428,354
		$4,057,045	$3,980,726	$4,428,354
Consulting fee
Beijing Netcom Baize Investment Service Co., Ltd. *This entity was no longer treated as a related party since the entity was disposed by Mr. Zhenxin Zhang in July 2016.	Shares owned by the Founder of the Group	$-	$-	$7,821,131
Others	Shares owned by the Founder of the Group/key management positions held by the same person	-	113,592	4,701
		$-	$113,592	$7,825,832
Marketing Expenses
Beijing Lianhe Currency Exchange Co., Ltd	Shares owned by the Founder of the Group	$398,761	-	$-
Others	Shares owned by the Founder of the Group/key management positions held by the same person	$35,091	$131,820	$5,792,421
		$433,852	$131,820	$5,792,421
Outsourced Service Fee
Beijing Yilian Information Technology Services Co., Ltd.	Key management positions held by the same person	$1,161,896	$-	$-
Others	Shares owned by the Founder of the Group/key management positions held by the same person	341,250	-	-
		$1,503,146	$-	$-
Others including vehicle usage fee, Intermediary Service Fee and office expense	Shares owned by the Founder of the Group/key management positions held by the same person	$35,779	$164,780	$416,754

		As of December 31
	Relationship with the Group	2018	2017
Accounts receivable-related parties
Current
Shanghai Jinmao Asset Management Co., Ltd.	Key management positions held by the same person	$65,101	$801,795
Shenzhen Lianhe Currency Wealth Management (Shanghai) Co., Ltd.	Key management positions held by the same person		824,998
Beijing Kunlun Wealth Investment Management Co., Ltd.	Shares owned by the Founder of the Group	207,630	-
Others	Shares owned by the Founder of the Group/ key management positions held by the same person		24,737
		$272,731	$1,651,530

Advances to suppliers – related parties
Huangshi Kaichuang Network Technology Co., Ltd.	Key management positions held by the same person	$-	$205,239
Others	Shares owned by the same person	-	1,523
		$-	$206,762
Other receivable - related parties
Current
Xianfeng Payment Co., Ltd.	(i)	$1,190,244	$2,077,069
Beijing Net Credit Wealth Investment Management Co., Ltd.	Key management positions held by the same person	-	994,650
Net Credit Group Co., Ltd.	Key management positions held by the same person	-	984,822
Others	Shares owned by the Founder of the Group/ key management positions held by the same person	48,482	481,881
		$1,238,726	$4,538,422

Loan receivable – related parties
Current
Net Credit Group Co., Ltd.	(ii)	$-	$2,093,869
Gain Thrive Limited	(iii)	-	22,471,164
UCF Holdings Group Limited	(iv)	-	16,810,642
Beijing Yilian Information Technology Services Co., Ltd.	Key management positions held by the same person	-	2,398,203
		$-	$43,773,878

Amounts due to related parties
Current
Net Credit Group Co., Ltd.	(vi)	$433,320	$80,066
Gain Thrive Limited	Shares owned by the Founder of the Group	12,021	-
Dalian United Holding Co., Ltd.	Shares owned by the Founder of the Group	585,951
Others	Shares owned by the Founder of the Group	59,854	12,008
		$1,091,146	$92,074

		As of December 31
	Relationship with the Group	2018	2017
Accrued marketing and channel fee – related parties
Shanghai Jinmao Asset Management Co., Ltd.	Key management positions held by the same person	$5,491,404	$3,723,689
Shenzhen Lianhe Currency Wealth Management (Shanghai) Co., Ltd.	Key management positions held by the same person	3,133,456	54,645
Phoenix Asset Management Co., Ltd.	Shares owned by the Founder of the Group	-	345,771
Jiangsu Shanghutong Capital Holding Co., Ltd.	Key management positions held by the same person	5,958	53,706
Others		91,074	318,006
		$8,721,892	$4,495,817
Accruals and other liabilities – related parties
Current
Xianfeng Payment Co., Ltd. (payment processing service charges)	(i)	$-	$4,595,416
Dalian Xianfeng United Investment Consulting Co., Ltd.	Shares owned by the Founder of the Group	-	1,536,480
Haikou United Rural Commercial Bank Co., Ltd. (bank custodian fee) This entity was no longer treated as a related party since October 26, 2018, as Mr. Nan Xiao resigned from Yinghua Wealth	Key management positions held by the same person	-	8,510,950
Huangshi Kaichuang Network Technology Co., Ltd	Key management positions held by the same person	323,829	-
Others		41,878	-
		$365,707	$14,642,846
Loan payable – related parties
Current

Net Credit Group Co., Ltd.	(v)	$703,628	$-
Beijing Yuewang Jinfu Information Technology Co., Ltd.	(vii)	437,114	-
		1,140,742	-

Note payable – related party
Current
Great Reap Venture Ltd. (see note 16)	(viii) Parent of the Group	$4,077,000	$-

Non-current
Great Reap Venture Ltd.	(viii) Parent of the Group	$-	$4,077,000

i.	Xianfeng Payment Co., Ltd (“Xianfeng Payment”) was primarily owned by the Group’s founder and major shareholder, Mr. Zhenxin Zhang. Xianfeng Payment acted as the certified payment platform which facilitated the deposit from investors and payment to the borrowers via the custody accounts. The amount due from Xianfeng Payment was related to the Group’s deposit that was not yet withdrawn, and the amount due to Xianfeng Payment was related to the service fee that Group collected from the borrowers.

ii.	The Group’s President Ms. Huanxiang Li and CEO, Mr. Jia Sheng hold the key management positions at Net Credit Group Co., Ltd. (“Net Credit Group”). The receivable primarily represents three and two borrowings during the year ended December 31, 2018 and 2017, respectively with this related party. These notes were due on January 2, 2019, July 6, 2019, May 28, 2019, December 31, 2018 and December 31, 2018, respectively. The borrowing’s interest rate ranges from 0% to 0.02% per day. During the year ended December 31, 2018, $122,427,925 and $123,836,854 of the loan principal were borrowed by and received from Net Credit Group, respectively. During the year ended December 31, 2018, $3,418,054 of interest were received. All loans were fully collected in November 2018.

There were both due from and due to Net Credit Group (see vi below) as of December 31, 2018, and 2017 as they are related to the transactions with different subsidiaries in the Group, and these amounts would not be offset with each other.

iii.	Gain Thrive Limited (“Gain Thrive”) was primarily owned by the Group’s Founder, Mr. Zhenxin Zhang. As of December 31, 2017, the balance of loan principal and loan interest was $20,326,566 and $2,144,598, respectively. During 2018, the Group incurred three new loans to Gain thrive, bearing an interest rate of 6% per annum with a maturity date of October 31, 2018, November 8, 2018 and December 28, 2018, with total amounts of $22,378,125 of principal and $1,648,923 of interest, respectively. As of December 31, 2018, all of the principal and interest were fully collected from Gain Thrive.

iv.	UCF Holdings Group Limited (“UCF Holdings”) was primarily owned by the Group’s founder, Mr. Zhenxin Zhang. The receivable represents $14,312,759 of principal and $2,497,883 of interest about two borrowings with this related party, due on June 10, 2018, and December 31, 2017, respectively. Both of the borrowings bore an annual interest rate of 6%. No more new borrowing incurred during 2018. As of December 31, 2018, $14,312,759 of principal and $ 2,658,319 of interest were fully collected by March 2018 and October 2018, respectively.

v.	The Group’s President Ms. Huanxiang Li and CEO, Mr. Jia Sheng hold the key management positions at Net Credit Group. The loan payable represents a total principal of $4,225,445 with interest rate 0.02% per day from this related party, due on Aug 16, 2019. As of December 31, 2018, $1,452,370 of principal was offset with the loan to Net Credit Group. The balance at the year ended December 31, 2018 was $703,628, which was subsequently collected in February, 2019.

vi.	The Group’s President Ms. Huanxiang Li and CEO, Mr. Jia Sheng hold the key management positions at Net Credit Group. The total amounts of $433,320 represents an overpayment received from this related party. The balance was subsequently repaid to the related party in February, 2019.

vii.	The Group’s founder, Mr. Zhenxin Zhang owns shares of Beijing Yuewang Jinfu Information Technology Co., Ltd. The payable represents the balance of a new borrowing from this related party in August 2018. The borrowing is approximately $437,114, bearing an interest rate of 0% per annum, with a maturity date on August 16, 2019. The amount was fully repaid in January 2019.

viii.	On July 13, 2015, 50 million of the Company’s Ordinary Shares were transferred to the trust as a loan from Great Reap Venture Ltd. (“Great Reap”), a majority shareholder of our company and is 100% owned by Mr. Zhang. The Group recorded the 50 million shares at $4,077,000 as a reduction of the Group’s equity.

	Relationship with the Group	2018	2017	2016
Custody Bank Service Charges*
Haikou United Rural Commercial Bank Co., Ltd. *Interest income received from the customers’ deposits at Haikou United Rural Commercial Bank Co., Ltd. * This entity was no longer treated as a related party since October 26, 2018, as Mr. Nan Xiao resigned from Yinghua Wealth	Key management positions held by the same person	$2,038,425	$2,680,795	$-
Gain Thrive Limited	(iii)	1,648,923	1,227,727	934,363
UCF Holdings Group Limited	(iv)	160,436	864,492	868,616
Net Credit Group Co., Ltd.		3,179,035	-	-
Others		150,057	-	-
Total		$7,176,876	$4,773,013	$1,802,979

Interest expense from related parties

		For the year ended December 31,
	Relationship with the Group	2018	2017	2016
Interest Expense from Related Party
Net Credit Zhengxin Co., Ltd	Key management positions held by the same person	$-	$-	$282,276